Securities - Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Amortized Cost, Due in one year or less	$ 11,749,000
Amortized Cost, Due from one to five years	13,675,000
Amortized Cost, Due from five to ten years	28,114,000
Amortized Cost, Due after ten years	175,954,000
Amortized Cost, Mortgage-backed securities in government sponsored entities	106,824,000
Amortized Cost, Total securities available for sale	336,316,000	$ 342,192,000
Fair Value, Due in one year or less	11,898,000
Fair Value, Due from one to five years	14,118,000
Fair Value, Due from five to ten years	30,236,000
Fair Value, Due after ten years	194,453,000
Fair Value, Mortgage-backed securities in government sponsored entities	112,759,000
Fair Value, Total securities available for sale	$ 363,464,000	$ 358,499,000